Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2016	2017
	$	$
Accounts receivable	35,269	63,676
Allowance for doubtful accounts	(195)	(1,830)

	35,074	61,846

Summary of Allowances for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Balance at the beginning of the year	1,110	186	195
Charged to expenses	159	172	1,867
Reversal	—	(58)	(245)
Write-off of accounts receivable	(1,063)	(103)	(26)
Exchange differences	(20)	(2)	39

Balance at the end of the year	186	195	1,830